Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Key Components of the Company's Operating Leases	The key components of the company’s operating leases were as follows (in thousands):
	September 30,	December 31,
	2023	2022
Operating Lease - Operating Cash Flows (Fixed Payments)	594	1,121
Operating Lease - Operating Cash Flows (Liability Reduction)	429	932
New ROU Assets - Operating Leases	-	10,551

Weighted Average Lease Term - Operating Leases (years)	21.05	21.54
Weighted Average Discount Rate - Operating Leases	7.10%	7.10%
The key components of the company’s operating leases at December 31, 2022 were as follows:
2022
(in thousands)
Operating Lease - Operating Cash Flows (Fixed Payments)	$1,121
Operating Lease - Operating Cash Flows (Liability Reduction)	932
New ROU Assets - Operating Leases	10,551
Weighted Average Lease Term - Operating Leases	21.54 yrs
Weighted Average Discount Rate - Operating Leases	7.10%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of September 30, 2023 were as follows:
Five-year lease schedule:	(in thousands)
2023 Oct 1 – Dec 31	$213
2024	845
2025	868
2026	893
2027	918
Thereafter	16,336
Total lease payments	20,073
Less imputed interest	(10,728)
Total	$9,345
Maturities of lease liabilities as of December 31, 2022 were as follows:
Five-year lease schedule:	(in thousands)
2023	$793
2024	842
2025	865
2026	889
2027	913
Thereafter	16,236
Total lease payments	20,538
Less imputed interest	11,110
Total	$9,428